Share Purchase Warrants and Stock Options - Schedule of Share Purchase Warrants (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Schedule of share purchase warrants [Abstract]
Number of warrants, Outstanding Balance		52,400
Weighted average exercise price, Outstanding Balance (in Dollars per share) | $ / shares		$ 27.5
Intrinsic value, Outstanding Balance (in Dollars) | $
Number of warrants, Granted		103,905
Weighted average exercise price, Granted (in Dollars per share) | $ / shares		$ 21.05
Intrinsic value, Issued (in Dollars) | $		$ 805,185
Number of warrants, Exercised
Weighted average exercise price, Exercised (in Dollars per share) | $ / shares
Intrinsic value, Exercised
Number of warrants, Expired/forfeited	81,387
Weighted average exercise price, Expired/forfeited (in Dollars per share) | $ / shares
Intrinsic value, Expired (in Dollars) | $
Number of warrants, Outstanding Balance	166,444	156,305
Weighted average exercise price, Outstanding Balance (in Dollars per share) | $ / shares		$ 23
Intrinsic value, Outstanding Balance (in Dollars) | $		$ 738,889
Number of warrants, Exercisable	92,738	111,861
Weighted average exercise price, Exercisable (in Dollars per share) | $ / shares		$ 32.04
Intrinsic value , Exercisable (in Dollars) | $	$ 58,915